Quarterly Holdings Report
for
Fidelity® SAI Convertible Arbitrage Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SCA-NPRT3-1224
1.9909701.101
Common Stocks - 8.3%
	Shares	Value ($)
UNITED STATES - 8.3%
Information Technology - 8.3%
Semiconductors & Semiconductor Equipment - 4.3%
NVIDIA Corp	80,000	10,620,800
Software - 4.0%
Microsoft Corp	24,000	9,752,400
TOTAL INFORMATION TECHNOLOGY		20,373,200

TOTAL COMMON STOCKS (Cost $20,275,196)		20,373,200

Convertible Corporate Bonds - 34.4%
	Principal Amount (a)	Value ($)
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 3.125% 3/15/2030 (b)	2,000,000	1,788,836
UNITED STATES - 33.7%
Communication Services - 0.7%
Media - 0.7%
Cable One Inc 0% 3/15/2026 (c)	2,000,000	1,820,000
Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 3.4%
Airbnb Inc 0% 3/15/2026 (c)	9,000,000	8,374,500
Financials - 0.2%
Capital Markets - 0.2%
Galaxy Digital Holdings LP 3% 12/15/2026 (b)	500,000	459,799
Health Care - 10.6%
Biotechnology - 3.2%
Insmed Inc 0.75% 6/1/2028	3,700,000	7,853,250
Health Care Equipment & Supplies - 7.4%
Enovis Corp 3.875% 10/15/2028	4,000,000	4,142,000
Lantheus Holdings Inc 2.625% 12/15/2027	6,500,000	10,032,750
NuVasive Inc 0.375% 3/15/2025	3,700,000	3,626,802
		17,801,552
TOTAL HEALTH CARE		25,654,802

Industrials - 8.9%
Construction & Engineering - 8.2%
Granite Construction Inc 3.25% 6/15/2030 (b)	6,000,000	7,680,000
Granite Construction Inc 3.75% 5/15/2028	6,500,000	12,311,000
		19,991,000
Machinery - 0.7%
Middleby Corp/The 1% 9/1/2025	1,500,000	1,645,800
TOTAL INDUSTRIALS		21,636,800

Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 1.4%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,500,000	3,715,457
IT Services - 4.0%
Core Scientific Inc 3% 9/1/2029 (b)	2,880,000	4,277,246
Okta Inc 0.125% 9/1/2025	1,540,000	1,473,010
Snowflake Inc 0% 10/1/2027 (b)(c)(d)	3,820,000	3,917,410
		9,667,666
Software - 4.5%
BlackLine Inc 1% 6/1/2029 (b)	5,000,000	5,202,500
Box Inc 1.5% 9/15/2029 (b)	3,000,000	2,941,500
RingCentral Inc 0% 3/15/2026 (c)(d)	3,000,000	2,769,600
		10,913,600
TOTAL INFORMATION TECHNOLOGY		24,296,723

TOTAL UNITED STATES		82,242,624
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $77,456,029)		84,031,460

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Industrials - 1.6%
Aerospace & Defense - 1.6%
Boeing Co 6% (Cost $3,745,387)	73,500	3,949,155

Domestic Equity Funds - 4.8%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $11,810,075)	20,700	11,824,668

International Equity Funds - 4.8%
	Shares	Value ($)
iShares MSCI ACWI ETF (Cost $11,177,096)	99,500	11,646,475

U.S. Treasury Obligations - 40.8%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (f)	4.53	50,000,000	49,611,100
US Treasury Bills 0% 11/14/2024 (f)(g)	5.14	50,000,000	49,916,286
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,522,892)			99,527,386

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $16,926,875)	4.87	16,923,490	16,926,875

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $240,913,550)	248,279,219
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(3,802,304)
NET ASSETS - 100.0%	244,476,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	105	Dec 2024	21,624,258	195,874	195,874
CBOT 5-Year U.S. Treasury Note Contracts (United States)	322	Dec 2024	34,529,469	845,876	845,876

TOTAL FUTURES CONTRACTS					1,041,750
The notional amount of futures sold as a percentage of Net Assets is 22.9%

Total Return Swaps
Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.42)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	Bank of Montreal	Sep 2025	347,263,387	(571,510)	(80,656)	(652,166)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Airbnb, Inc. Class A		(1,900)	(256,101)	(2,354)	0.00	Common Stock
Altair Engineering, Inc. Class A		(55,800)	(5,802,642)	(534,099)	(0.82)	Common Stock
Ascendis Pharma A/S sponsored ADR		(27,000)	(3,316,140)	128,042	0.20	Common Stock
Burlington Stores, Inc.		(37,800)	(9,365,706)	221,566	0.34	Common Stock
Cable One, Inc.		(300)	(102,468)	4,509	0.01	Common Stock
Century Aluminum Co.		(138,000)	(2,435,700)	(30,775)	(0.05)	Common Stock
Chefs' Warehouse Holdings		(89,450)	(3,570,844)	49,726	0.08	Common Stock
Coinbase Global, Inc. Class A		(12,500)	(2,240,625)	239,734	0.37	Common Stock
Cracker Barrel Old Country Store, Inc.		(4,000)	(190,280)	(8,624)	(0.01)	Common Stock
Datadog, Inc. Class A		(16,700)	(2,094,848)	28,414	0.04	Common Stock
DexCom, Inc.		(2,500)	(176,200)	(8,093)	(0.01)	Common Stock
Etsy, Inc.		(5,500)	(282,920)	(133)	0.00	Common Stock
Exact Sciences Corp.		(81,700)	(5,631,581)	69,311	0.11	Common Stock
FirstEnergy Corp.		(44,000)	(1,840,520)	77,423	0.12	Common Stock
Ford Motor Co.		(195,000)	(2,006,550)	125,414	0.19	Common Stock
Green Plains, Inc.		(87,000)	(1,064,010)	4,821	0.01	Common Stock
Halozyme Therapeutics, Inc.		(50,000)	(2,528,500)	168,224	0.26	Common Stock
Hewlett Packard Enterprise Co.		(143,750)	(2,801,687)	150,279	0.23	Common Stock
Itron, Inc.		(32,000)	(3,576,320)	(77,372)	(0.12)	Common Stock
Jazz Pharmaceuticals PLC		(3,400)	(374,102)	25,498	0.04	Common Stock
Liberty Media Corp. Liberty Formula One Class C		(53,200)	(4,247,488)	11,950	0.02	Common Stock
Lumentum Holdings, Inc.		(55,400)	(3,538,398)	157,734	0.24	Common Stock
Lyft, Inc.		(170,000)	(2,204,900)	60,959	0.09	Common Stock
MACOM Technology Solutions Holdings, Inc.		(18,500)	(2,079,400)	23,193	0.04	Common Stock
MakeMyTrip Ltd.		(49,000)	(4,973,010)	167,861	0.26	Common Stock
Marriott Vacations Worldwide Corp.		(8,500)	(654,755)	(15,771)	(0.02)	Common Stock
Merck & Co., Inc.		(33,000)	(3,376,560)	311,759	0.48	Common Stock
Mesa Laboratories, Inc.		(500)	(57,020)	8,589	0.01	Common Stock
MicroStrategy, Inc. Class A		(7,400)	(1,809,300)	(359,123)	(0.55)	Common Stock
Mirum Pharmaceuticals, Inc.		(47,300)	(1,819,158)	62,995	0.10	Common Stock
Okta, Inc. Class A		(3,000)	(215,670)	20,768	0.03	Common Stock
ON Semiconductor Corp.		(68,000)	(4,793,320)	(69,532)	(0.11)	Common Stock
Parsons Corp.		(33,500)	(3,623,360)	22,479	0.03	Common Stock
Peabody Energy Corp.		(96,000)	(2,521,920)	(76,571)	(0.12)	Common Stock
Progress Software Corp.		(63,000)	(4,037,670)	168,318	0.26	Common Stock
Seagate Technology Holdings PLC		-	-	293,839	0.45	Common Stock
Snap, Inc. Class A		(329,000)	(4,000,640)	(378,807)	(0.58)	Common Stock
Snowflake, Inc. Class A		(15,500)	(1,779,710)	126,696	0.19	Common Stock
Southern Co.		(65,000)	(5,916,950)	176,111	0.27	Common Stock
Spotify Technology SA		(3,250)	(1,251,575)	(38,129)	(0.06)	Common Stock
TeraWulf, Inc.		-	-	11,142	0.02	Common Stock
The Boeing Co.		(19,000)	(2,836,890)	110,092	0.17	Common Stock
The Cheesecake Factory, Inc.		-	-	(8,199)	(0.01)	Common Stock
Uber Technologies, Inc.		(51,200)	(3,688,960)	579,941	0.89	Common Stock
Veeco Instruments, Inc.		(26,700)	(768,426)	30,276	0.05	Common Stock
WEC Energy Group, Inc.		(45,500)	(4,346,615)	146,129	0.22	Common Stock
Western Digital Corp.		(31,000)	(2,024,610)	55,116	0.08	Common Stock
Winnebago Industries, Inc.		(10,000)	(560,400)	29,513	0.05	Common Stock
Airbnb, Inc. 0% 3/15/26		7,500,000	6,978,750	(21,588)	(0.03)	Convertible Corporate Bond
Altair Engineering, Inc. 1.75% 6/15/27		5,000,000	7,485,992	373,503	0.57	Convertible Corporate Bond
Ascendis Pharma A/S 2.25% 4/1/28		7,500,000	7,936,974	(198,079)	(0.30)	Convertible Corporate Bond
BofA Finance LLC 0.6% 5/25/27		5,000,000	5,208,000	(322,435)	(0.49)	Convertible Corporate Bond
Burlington Stores, Inc. 1.25% 12/15/27		9,500,000	12,855,611	(246,357)	(0.38)	Convertible Corporate Bond
Cable One, Inc. 0% 3/15/26		3,000,000	2,730,000	(11,977)	(0.02)	Convertible Corporate Bond
Century Aluminum Co. 2.75% 5/1/28		3,750,000	4,357,500	1,180	0.00	Convertible Corporate Bond
Chefs' Warehouse Holdings 2.375% 12/15/28		5,500,000	6,241,687	(97,198)	(0.15)	Convertible Corporate Bond
Coinbase Global, Inc. 0.25% 4/1/30		5,000,000	4,528,541	(198,062)	(0.30)	Convertible Corporate Bond
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26		3,500,000	3,223,013	31,861	0.05	Convertible Corporate Bond
Datadog, Inc. 0.125% 6/15/25		2,000,000	2,770,944	(45,539)	(0.07)	Convertible Corporate Bond
DexCom, Inc. 0.25% 11/15/25		7,500,000	7,144,895	(7,300)	(0.01)	Convertible Corporate Bond
Etsy, Inc. 0.125% 9/1/27		5,500,000	4,704,850	(10,104)	(0.02)	Convertible Corporate Bond
Exact Sciences Corp. 2% 3/1/30		8,500,000	9,654,583	(125,819)	(0.19)	Convertible Corporate Bond
FirstEnergy Corp. 4% 5/1/26		5,250,000	5,349,750	(103,363)	(0.16)	Convertible Corporate Bond
Ford Motor Co. 0% 3/15/26		7,500,000	7,282,500	(132,970)	(0.20)	Convertible Corporate Bond
Green Plains, Inc. 2.25% 3/15/27		5,000,000	4,365,503	61,482	0.09	Convertible Corporate Bond
Halozyme Therapeutics, Inc. 1% 8/15/28		3,750,000	4,142,291	(168,206)	(0.26)	Convertible Corporate Bond
Itron, Inc. 1.375% 7/15/30		6,000,000	6,567,610	119,587	0.18	Convertible Corporate Bond
Jazz Investments I Ltd. 2% 6/15/26		1,750,000	1,741,347	(38,680)	(0.06)	Convertible Corporate Bond
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27		6,750,000	7,502,296	(81,401)	(0.12)	Convertible Corporate Bond
Lumentum Holdings, Inc. 1.5% 12/15/29		5,500,000	6,391,916	(237,914)	(0.36)	Convertible Corporate Bond
Lyft, Inc. 0.625% 3/1/29		5,500,000	5,329,729	(89,389)	(0.14)	Convertible Corporate Bond
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26		2,000,000	2,827,638	(55,112)	(0.08)	Convertible Corporate Bond
MakeMyTrip Ltd. 0% 2/15/28		2,000,000	5,270,000	(181,578)	(0.28)	Convertible Corporate Bond
Marriott Vacations Worldwide Corp. 3.25% 12/15/27		7,500,000	6,980,833	(25,395)	(0.04)	Convertible Corporate Bond
Mesa Laboratories, Inc. 1.375% 8/15/25		1,000,000	964,375	8,233	0.01	Convertible Corporate Bond
MicroStrategy, Inc. 0.625% 9/15/28		1,500,000	2,406,343	396,014	0.61	Convertible Corporate Bond
Mirum Pharmaceuticals, Inc. 4% 5/1/29		2,000,000	2,904,277	(77,198)	(0.12)	Convertible Corporate Bond
Okta, Inc. 0.375% 6/15/26		2,700,000	2,490,054	(25,116)	(0.04)	Convertible Corporate Bond
ON Semiconductor Corp. 0% 5/1/27		4,500,000	6,423,750	46,967	0.07	Convertible Corporate Bond
Parsons Corp. 2.625% 3/1/29		4,250,000	5,505,343	(53,043)	(0.08)	Convertible Corporate Bond
Peabody Energy Corp. 3.25% 3/1/28		2,500,000	3,721,041	62,880	0.10	Convertible Corporate Bond
Progress Software Corp. 1% 4/15/26		4,000,000	4,771,777	(169,023)	(0.26)	Convertible Corporate Bond
Progress Software Corp. 3.5% 3/1/30		1,800,000	2,126,743	(53,544)	(0.08)	Convertible Corporate Bond
Seagate HDD Cayman 3.5% 6/1/28		-	-	(294,670)	(0.45)	Convertible Corporate Bond
Snap, Inc. 0.125% 3/1/28		3,750,000	3,019,531	4,649	0.01	Convertible Corporate Bond
Snap, Inc. 0.5% 5/1/30		10,000,000	8,930,000	340,414	0.52	Convertible Corporate Bond
Southern Co. 3.875% 12/15/25		7,500,000	8,479,791	(175,996)	(0.27)	Convertible Corporate Bond
Spotify U.S.A., Inc. 0% 3/15/26		5,000,000	5,029,596	35,931	0.06	Convertible Corporate Bond
The Cheesecake Factory, Inc. 0.375% 6/15/26		-	-	14,814	0.02	Convertible Corporate Bond
Uber Technologies, Inc. 0.875% 12/1/28		5,500,000	6,647,552	(692,907)	(1.10)	Convertible Corporate Bond
Veeco Instruments, Inc. 2.875% 6/1/29		1,083,000	1,367,095	(25,040)	(0.04)	Convertible Corporate Bond
Wayfair LLC Class A		2,000,000	2,883,666	(66,460)	(0.10)	Convertible Corporate Bond
WEC Energy Group, Inc. 4.375% 6/1/29		7,500,000	8,325,703	(154,491)	(0.24)	Convertible Corporate Bond
Winnebago Industries, Inc. 1.5% 4/1/25		1,250,000	1,296,423	(22,728)	(0.03)	Convertible Corporate Bond
Hewlett Packard Enterprise Co.		62,500	3,613,125	(201,838)	(0.31)	Preferred Convertible Stock

Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.66)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	BNP Paribas SA	Oct 2025	509,420,827	891,830	122,848	1,014,678

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Advanced Energy Industries, Inc.		(25,000)	(2,713,250)	(41,777)	(0.04)	Common Stock
Akamai Technologies, Inc.		(53,800)	(5,438,104)	130,827	0.13	Common Stock
Alnylam Pharmaceuticals, Inc.		(9,100)	(2,425,969)	194,969	0.19	Common Stock
Applied Digital Corp.		-	-	(15,636)	(0.02)	Common Stock
Axon Enterprise, Inc.		(30,000)	(12,705,000)	346,557	0.34	Common Stock
BlackLine, Inc.		(50,500)	(2,796,185)	119,871	0.12	Common Stock
Box, Inc. Class A		(42,000)	(1,333,920)	43,690	0.04	Common Stock
Bread Financial Holdings, Inc.		(10,400)	(518,440)	16,954	0.02	Common Stock
Cinemark Holdings, Inc.		(545,000)	(16,213,750)	(525,797)	(0.52)	Common Stock
Core Scientific, Inc.		(214,600)	(2,852,034)	6,986	0.01	Common Stock
Enovis Corp.		(52,000)	(2,146,040)	(70,433)	(0.07)	Common Stock
Five9, Inc.		-	-	(667)	0.00	Common Stock
Freshpet, Inc.		(78,000)	(10,338,120)	921,899	0.91	Common Stock
Granite Construction, Inc.		(181,000)	(15,213,050)	(451,650)	(0.45)	Common Stock
Guardant Health, Inc.		-	-	21,979	0.02	Common Stock
Guess?, Inc.		(294,500)	(5,003,555)	369,311	0.36	Common Stock
Innoviva, Inc.		(82,500)	(1,613,700)	29,920	0.03	Common Stock
Insight Enterprises, Inc.		(36,500)	(6,384,580)	1,677,289	1.65	Common Stock
Insmed, Inc.		(176,600)	(11,881,648)	1,331,611	1.31	Common Stock
InterDigital, Inc.		(23,500)	(3,535,340)	74,953	0.07	Common Stock
Jazz Pharmaceuticals PLC		(9,200)	(1,012,276)	69,016	0.07	Common Stock
Kosmos Energy Ltd.		(199,400)	(749,744)	45,571	0.04	Common Stock
Lantheus Holdings, Inc.		(69,600)	(7,644,864)	164,279	0.16	Common Stock
Merit Medical Systems, Inc.		(71,700)	(7,073,922)	(120,891)	(0.12)	Common Stock
Microsoft Corp.		(24,000)	(9,752,400)	321,739	0.32	Common Stock
Middleby Corp.		(45,500)	(5,901,350)	408,157	0.40	Common Stock
Mirum Pharmaceuticals, Inc.		(123,200)	(4,738,272)	148,155	0.15	Common Stock
MongoDB, Inc. Class A		-	-	52,430	0.05	Common Stock
MongoDB, Inc. Class A		-	-	522,549	0.51	Common Stock
NextEra Energy, Inc.		(56,000)	(4,438,000)	227,109	0.22	Common Stock
NICE Ltd. sponsored ADR		(1,900)	(330,030)	8,362	0.01	Common Stock
Nutanix, Inc. Class A		(44,000)	(2,732,400)	112,613	0.11	Common Stock
NVIDIA Corp.		(80,000)	(10,620,800)	(67,392)	(0.07)	Common Stock
OSI Systems, Inc.		(14,000)	(1,850,940)	213,442	0.21	Common Stock
Palo Alto Networks, Inc.		(57,850)	(20,845,090)	862,763	0.85	Common Stock
Repligen Corp.		(21,000)	(2,819,670)	231,445	0.23	Common Stock
Rivian Automotive, Inc. Class A		(299,500)	(3,024,950)	21,162	0.02	Common Stock
Sarepta Therapeutics, Inc.		(19,400)	(2,444,400)	(38,885)	(0.04)	Common Stock
Sphere Entertainment Co. Class A		(143,500)	(5,999,735)	1,033,916	1.02	Common Stock
Stride, Inc.		(94,000)	(8,768,320)	(1,823,550)	(1.80)	Common Stock
Tandem Diabetes Care, Inc.		(100,000)	(3,137,000)	632,073	0.62	Common Stock
TransMedics Group, Inc.		(46,500)	(3,811,605)	2,652,497	2.67	Common Stock
Uber Technologies, Inc.		(30,800)	(2,219,140)	349,262	0.34	Common Stock
Vishay Intertechnology, Inc.		(165,100)	(2,800,096)	98,481	0.10	Common Stock
Wayfair LLC Class A		(9,900)	(424,017)	95,978	0.09	Common Stock
Western Digital Corp.		(55,800)	(3,644,298)	99,531	0.10	Common Stock
Workiva, Inc. Class A		(8,200)	(654,032)	14,305	0.01	Common Stock
World Kinect Corp.		(114,400)	(2,991,560)	518,887	0.51	Common Stock
Xerox Holdings Corp.		(156,400)	(1,277,788)	302,128	0.30	Common Stock
Ziff Davis, Inc.		(10,000)	(462,700)	1,995	0.00	Common Stock
Zscaler, Inc.		(31,000)	(5,604,490)	430,148	0.42	Common Stock
Advanced Energy Industries, Inc. 2.5% 9/15/28		2,000,000	2,129,506	6,301	0.01	Convertible Corporate Bond
Akamai Technologies, Inc. 0.375% 9/1/27		10,000,000	10,286,250	(170,636)	(0.17)	Convertible Corporate Bond
Alnylam Pharmaceuticals, Inc. 1% 9/15/27		4,000,000	4,565,111	(237,281)	(0.23)	Convertible Corporate Bond
Axon Enterprise, Inc. 0.5% 12/15/27		7,500,000	14,181,666	(344,545)	(0.34)	Convertible Corporate Bond
Bread Financial Holdings, Inc. 4.25% 6/15/28		500,000	749,277	(20,138)	(0.02)	Convertible Corporate Bond
Cinemark Holdings, Inc. 4.5% 8/15/25		8,250,000	17,444,625	485,811	0.48	Convertible Corporate Bond
Five9, Inc. 0.5% 6/1/25		1,500,000	1,453,924	(6,131)	(0.01)	Convertible Corporate Bond
Freshpet, Inc. 3% 4/1/28		6,000,000	12,126,000	(980,294)	(0.97)	Convertible Corporate Bond
Galaxy Digital Holdings LP 3% 12/15/26		2,500,000	2,327,333	(20,873)	(0.02)	Convertible Corporate Bond
Guardant Health, Inc. 0% 11/15/27		-	-	(12,349)	(0.01)	Convertible Corporate Bond
Guess?, Inc. 3.75% 4/15/28		10,000,000	10,096,666	(421,815)	(0.42)	Convertible Corporate Bond
Innoviva, Inc. 2.5% 8/15/25		2,500,000	3,011,631	(59,789)	(0.06)	Convertible Corporate Bond
Insight Enterprises, Inc. 0.75% 2/15/25		2,500,000	6,357,708	(1,691,048)	(1.67)	Convertible Corporate Bond
Insmed, Inc. 0.75% 6/1/28		2,404,000	5,110,002	(552,744)	(0.54)	Convertible Corporate Bond
InterDigital, Inc. 3.5% 6/1/27		2,000,000	3,962,166	(87,214)	(0.09)	Convertible Corporate Bond
Jazz Investments I Ltd. 2% 6/15/26		3,500,000	3,482,694	(77,749)	(0.08)	Convertible Corporate Bond
Merit Medical Systems, Inc. 3% 2/1/29		8,500,000	11,067,000	111,876	0.11	Convertible Corporate Bond
Middleby Corp. 1% 9/1/25		7,500,000	8,241,500	(357,748)	(0.35)	Convertible Corporate Bond
Mirum Pharmaceuticals, Inc. 4% 5/1/29		4,800,000	6,970,265	(155,321)	(0.15)	Convertible Corporate Bond
MongoDB, Inc. 0.25% 1/15/26		-	-	(881,748)	(0.87)	Convertible Corporate Bond
NextEra Energy Capital Holdings, Inc. 3% 3/1/27		5,000,000	6,227,500	(213,770)	(0.21)	Convertible Corporate Bond
NICE Ltd. 0% 9/15/25		4,000,000	3,814,000	(12,779)	(0.01)	Convertible Corporate Bond
Nutanix, Inc. 0.25% 10/1/27		3,500,000	4,289,979	(137,043)	(0.14)	Convertible Corporate Bond
OSI Systems, Inc. 2.25% 8/1/29		4,300,000	4,214,748	(246,767)	(0.24)	Convertible Corporate Bond
Palo Alto Networks, Inc. 0.375% 6/1/25		5,750,000	20,841,234	(884,214)	(0.87)	Convertible Corporate Bond
Repligen Corp. 1% 12/15/28		6,000,000	6,035,387	(217,321)	(0.21)	Convertible Corporate Bond
Rivian Automotive, Inc. 3.625% 10/15/30		7,750,000	6,006,336	164,975	0.16	Convertible Corporate Bond
Sarepta Therapeutics, Inc. 1.25% 9/15/27		4,000,000	4,518,388	10,631	0.01	Convertible Corporate Bond
Sphere Entertainment Co. 3.5% 12/1/28		6,000,000	8,454,499	(1,065,467)	(1.05)	Convertible Corporate Bond
Stride, Inc. 1.125% 9/1/27		5,500,000	9,995,562	2,037,204	2.01	Convertible Corporate Bond
Tandem Diabetes Care, Inc. 1.5% 3/15/29		4,000,000	4,690,259	(621,637)	(0.61)	Convertible Corporate Bond
TransMedics Group, Inc. 1.5% 6/1/28		5,500,000	6,518,325	(2,426,458)	(2.39)	Convertible Corporate Bond
Uber Technologies, Inc. 0.875% 12/1/28		2,500,000	3,021,614	(315,318)	(0.31)	Convertible Corporate Bond
Vishay Intertechnology, Inc. 2.25% 9/15/30		10,000,000	8,793,750	(120,797)	(0.12)	Convertible Corporate Bond
Wayfair LLC 1% 8/15/26		6,625,000	6,072,315	(80,634)	(0.08)	Convertible Corporate Bond
Wayfair LLC Class A		3,500,000	5,046,416	(116,878)	(0.12)	Convertible Corporate Bond
Workiva, Inc. 1.125% 8/15/26		1,000,000	1,164,875	(33,546)	(0.03)	Convertible Corporate Bond
World Kinect Corp. 3.25% 7/1/28		5,000,000	5,524,166	(593,730)	(0.59)	Convertible Corporate Bond
Xerox Holdings Corp. 3.75% 3/15/30		6,000,000	4,309,750	(387,086)	(0.38)	Convertible Corporate Bond
Ziff Davis, Inc. 1.75% 11/1/26		5,000,000	4,634,375	(19,017)	(0.02)	Convertible Corporate Bond
Zscaler, Inc. 0.125% 7/1/25		5,808,000	7,326,308	(499,960)	(0.49)	Convertible Corporate Bond
iShares Core S&P 500 ETF		(20,700)	(11,824,668)	261,705	0.26	Investment Companies
iShares MSCI ACWI Index ETF		(99,500)	(11,646,475)	274,200	0.27	Investment Companies
SPDR S&P 500 ETF Trust		-	-	(36,311)	(0.04)	Investment Companies
Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,267,291 or 10.8% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $66,573,704.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,063.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,110,094	473,595,297	461,776,174	653,757	(2,342)	-	16,926,875	0.0%
Total	5,110,094	473,595,297	461,776,174	653,757	(2,342)	-	16,926,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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